Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2016
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 12:-     FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents liabilities measured at fair value on a recurring basis as of December 31, 2016:

	December 31, 2016
	Fair Value	Level 1	Level 2	Level 3

Description
Derivative liabilities	$32	-	$32	-
Payment obligation in connection with acquisition	-	-	-	-

	$32	-	$32	-

	December 31, 2015
	Fair Value	Level 1	Level 2	Level 3

Description
Derivative liabilities	$17	-	$17	-

	$17	-	$17	-

The following table summarizes the changes in the Company’s liabilities measured at fair value using significant unobservable inputs (Level 3), during the year ended December 31, 2016:

Total fair value as of December 31, 2015	-

Contingent liability related to acquisition	$178
Change in fair value of contingent consideration related to acquisition	$(178)

Total fair value as of December 31, 2016	-